Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 28,297	$ 34,763	$ (708)	$ (50,838)	$ (607)	$ 10,907
Beginning balance, shares at Dec. 31, 2021	26,326,488
IfrsStatementLineItems [Line Items]
Net loss for the period				(5,302)	(795)	(6,097)
Adjustments arising from translating financial statements of foreign operations			(997)		(12)	(997)
Net comprehensive loss for the period			(997)	(5,302)	(795)	(7,094)
Exercise of warrants	$ 4,072	(2,795)				1,277
Exercise of warrants, shares	584,207
Share based compensation	$ 111					111
Issuance of shares in respect of crowd funding
Issuance of shares in respect of crowd funding, shares	74,895
Issuance of shares in respect of Isramat deal (note 3)	$ 2,089					2,089
Issuance of shares in respect of Isramat deal (note 3), shares	273,774
Exercise of options	$ 20					20
Exercise of options, shares	16,667
Expiration of warrants	$ 51					51
Ending balance, value at Jun. 30, 2022	$ 34,640	31,968	(1,705)	(56,140)	(1,402)	7,361
Ending balance, shares at Jun. 30, 2022	27,276,031
Beginning balance, value at Dec. 31, 2022	$ 43,452	30,863	(1,634)	(67,395)	(2,397)	2,889
Beginning balance, shares at Dec. 31, 2022	30,945,322
IfrsStatementLineItems [Line Items]
Net loss for the period				(10,541)	(724)	(11,265)
Adjustments arising from translating financial statements of foreign operations			225			225
Net comprehensive loss for the period			225	(10,541)	(724)	(11,040)
Issuance of shares in respect of private placement	$ 2,233					2,233
Issuance of shares in respect of private placement, shares	1,783,561
Issuance of shares in respect of registered direct offering	$ 4,193					4,193
Issuance of shares in respect of registered direct offering, shares	3,818,275
Exercise of RSU’s
Exercise of RSU's, shares	30,000
Exercise of warrants	$ 99					99
Exercise of warrants, shares	65,000
Share based compensation	$ 2,967					2,967
Ending balance, value at Jun. 30, 2023	$ 52,944	$ 30,863	$ (1,409)	$ (77,936)	$ (3,121)	$ 1,341
Ending balance, shares at Jun. 30, 2023	36,642,158